Financial Instruments - Aging of trade receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 271,015	$ 166,054
Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	269,866
Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,149
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	269,897
Current (not past due) | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	269,474
Current (not past due) | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	423
1-30 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	396
1-30 days past due | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	334
1-30 days past due | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	62
More than 30 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	722
More than 30 days past due | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	58
More than 30 days past due | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 664